PENSION, PROFIT SHARING AND OTHER BENEFIT PLANS (Details 2) (Defined Benefit Pension Plans, USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	$ 169,323	$ 144,319	$ 143,696	$ 132,408	$ 128,989
Level 2
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	163,140	138,907	139,625	129,083
Level 3
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	6,183	5,412	4,071	3,325	7,881
Cash and cash equivalents
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	3,991	2,344	2,579	3,678
Cash and cash equivalents | Level 2
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	3,991	2,344	2,579	3,678
Equity securities | United States
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	47,242	39,412	41,756	40,529
Equity securities | United States | Level 2
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	47,242	39,412	41,756	40,529
Equity securities | United Kingdom
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	38,542	31,248	30,580	26,939
Equity securities | United Kingdom | Level 2
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	38,542	31,248	30,580	26,939
Equity securities | Other foreign countries
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	26,715	22,444	22,625	20,343
Equity securities | Other foreign countries | Level 2
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	26,715	22,444	22,625	20,343
Treasury securities | United States
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	13,647	14,679	15,509	14,848
Treasury securities | United States | Level 2
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	13,647	14,679	15,509	14,848
Treasury securities | United Kingdom
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	3,412	5,948	5,659	4,636
Treasury securities | United Kingdom | Level 2
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	3,412	5,948	5,659	4,636
Corporate debt securities
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	30,160	23,218	21,469	18,496
Corporate debt securities | Level 2
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	29,591	22,832	20,917	18,110
Corporate debt securities | Level 3
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	569	386	552	386
Real Estate
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	5,614	5,026	3,519	2,939
Real Estate | Level 3
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	$ 5,614	$ 5,026	$ 3,519	$ 2,939